UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2014

Date of Reporting Period: 06/30/2014

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 93.76%
	Consumer Discretionary - Automobiles &
	Components -- 2.48%
70,000	BorgWarner Inc.	$ 4,563,300
55,000	Delphi Automotive PLC	3,780,700
130,000	Gentex Corporation	3,781,700
75,000	Harley-Davidson, Inc.	5,238,750
		------------
		17,364,450
		------------
	Consumer Discretionary - Durables &
	Apparel -- 3.47%
167,500	Jarden Corporation *	9,941,125
52,500	Polaris Industries Inc.	6,837,600
90,000	Tupperware Brands Corporation	7,533,000
		------------
		24,311,725
		------------
	Consumer Discretionary -
	Retailing -- 11.61%
220,000	CarMax, Inc. *	11,442,200
430,000	LKQ Corporation *	11,476,700
165,000	Nordstrom, Inc.	11,208,450
80,000	O'Reilly Automotive, Inc. *	12,048,000
170,000	TJX Companies, Inc. (The)	9,035,500
152,500	Tractor Supply Company	9,211,000
75,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	6,855,750
140,000	Williams-Sonoma, Inc.	10,049,200
		------------
		81,326,800
		------------
	Consumer Discretionary - Services -- 2.95%
165,000	Dunkin' Brands Group, Inc.	7,558,650
164,999	InterContinental Hotels Group PLC	6,849,108
77,500	Starwood Hotels & Resorts Worldwide, Inc.	6,263,550
		------------
		20,671,308
		------------
	Consumer Staples - Food & Staples
	Retailing -- 1.18%
95,000	PriceSmart, Inc.	8,268,800
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 1.39%
85,000	Monster Beverage Corporation *	6,037,550
115,000	WhiteWave Foods Company (The) - Class A *	3,722,550
		------------
		9,760,100
		------------
	Consumer Staples - Household & Personal
	Products -- 1.79%
55,000	Church & Dwight Co., Inc.	3,847,250
117,500	Nu Skin Enterprises, Inc. - Class A	8,690,300
		------------
		12,537,550
		------------
	Energy -- 6.43%
125,000	Cameron International Corporation *	8,463,750
35,000	Concho Resources Inc. *	5,057,500
35,000	Continental Resources, Inc. *	5,531,400
35,000	Helmerich & Payne, Inc.	4,063,850
126,978	Kinder Morgan Management, LLC *	10,022,369
50,000	Oceaneering International, Inc.	3,906,500
100,000	Whiting Petroleum Corporation *	8,025,000
		------------
		45,070,369

		------------
	Financials - Banks -- 1.73%
60,000	Cullen/Frost Bankers, Inc.	4,765,200
390,000	Huntington Bancshares Incorporated	3,720,600
90,000	SunTrust Banks, Inc.	3,605,400
		------------
		12,091,200
		------------
	Financials - Diversified -- 3.64%
45,000	Affiliated Managers Group, Inc. *	9,243,000
170,000	Raymond James Financial, Inc.	8,624,100
90,000	T. Rowe Price Group, Inc.	7,596,900
		------------
		25,464,000
		------------
	Financials - Insurance -- 3.31%
110,000	Aon plc	9,909,900
75,000	Marsh & McLennan Companies, Inc.	3,886,500
217,000	Willis Group Holdings PLC	9,396,100
		------------
		23,192,500
		------------
	Financials - Real Estate -- 1.23%
270,000	CBRE Group Inc. *	8,650,800
		------------
	Health Care - Equipment & Services -- 8.66%
145,000	Cardinal Health, Inc.	9,941,200
52,500	Cooper Companies, Inc. (The)	7,115,325
145,000	DaVita HealthCare Partners Inc. *	10,486,400
205,000	DENTSPLY International Inc.	9,706,750
95,000	ResMed Inc.	4,809,850
90,000	Teleflex Incorporated	9,504,000
95,000	Universal Health Services, Inc. - Class B	9,097,200
		------------
		60,660,725
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 7.50%
55,000	Celgene Corporation *	4,723,400
38,000	Jazz Pharmaceuticals public limited
	company *	5,586,380
140,000	Mylan Inc. *	7,218,400
65,000	Perrigo Company plc	9,474,400
24,500	Regeneron Pharmaceuticals, Inc. *	6,920,515
93,920	Thermo Fisher Scientific Inc.	11,082,560
60,000	Valeant Pharmaceuticals
	International, Inc. *	7,567,200
		------------
		52,572,855
		------------
	Industrials - Capital Goods -- 12.66%
300,000	Allison Transmission Holdings, Inc.	9,330,000
197,500	AMETEK, Inc.	10,325,300
90,000	BE Aerospace, Inc. *	8,324,100
206,000	Fastenal Company	10,194,940
165,000	Fortune Brands Home & Security, Inc.	6,588,450
150,000	IDEX Corporation	12,111,000
125,000	Pentair plc	9,015,000
95,000	Snap-on Incorporated	11,259,400
140,000	Westinghouse Air Brake Technologies
	Corporation	11,562,600
		------------
		88,710,790
		------------
	Industrials - Commercial & Professional
	Services -- 2.96%
105,000	IHS Inc. - Class A *	14,245,350
55,000	Stericycle, Inc. *	6,513,100
		------------
		20,758,450
		------------
	Industrials - Transportation -- 1.09%
72,500	Genesee & Wyoming Inc. - Class A *	7,612,500
		------------
	Information Technology - Hardware &

	Equipment -- 2.99%
50,000	F5 Networks, Inc. *	5,572,000
190,000	Juniper Networks, Inc. *	4,662,600
305,000	NCR Corporation *	10,702,450
		------------
		20,937,050
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.52%
200,000	Altera Corporation	6,952,000
135,000	Avago Technologies Limited	9,729,450
228,750	Microchip Technology Incorporated	11,165,288
80,000	Xilinx, Inc.	3,784,800
		------------
		31,631,538
		------------
	Information Technology - Software &
	Services -- 9.71%
110,000	ANSYS, Inc. *	8,340,200
135,000	Check Point Software Technologies Ltd. *	9,049,050
139,499	Fidelity National Information
	Services, Inc.	7,636,175
126,874	Fiserv, Inc. *	7,653,040
95,000	FleetCor Technologies, Inc. *	12,521,000
47,500	MercadoLibre, Inc.	4,531,500
130,000	Red Hat, Inc. *	7,185,100
330,000	Vantiv, Inc. - Class A *	11,094,600
		------------
		68,010,665
		------------
	Materials -- 2.46%
75,000	Airgas, Inc.	8,168,250
135,000	AptarGroup, Inc.	9,046,350
		------------
		17,214,600
		------------
	TOTAL COMMON STOCKS
	(cost $366,892,081)	656,818,775
		------------
SHORT-TERM INVESTMENTS -- 6.25%
	Commercial Paper - 5.96%
$2,500,000	Michelin Luxembourg S.C.S. 07/01/14, 0.21%	2,500,000
600,000	NorthWestern Corporation 07/01/14, 0.25%	600,000
1,050,000	Valspar Corporation (The) 07/01/14, 0.21%	1,050,000
250,000	Bacardi-Martini B.V. 07/02/14, 0.23%	249,998
1,325,000	Valspar Corporation (The) 07/02/14, 0.20%	1,324,993
625,000	Edison International 07/03/14, 0.24%	624,992
400,000	Kroger Co. (The) 07/07/14, 0.22%	399,985
1,000,000	Michelin Luxembourg S.C.S. 07/07/14, 0.21%	999,965
500,000	CBS Corporation 07/08/14, 0.20%	499,981
900,000	Integrys Energy Group, Inc.
	07/08/14, 0.22%	899,962
1,750,000	Bacardi-Martini B.V. 07/09/14, 0.21%	1,749,918
1,200,000	Hitachi Capital America Corp.
	07/11/14, 0.25%	1,199,917
925,000	Integrys Energy Group, Inc.
	07/11/14, 0.22%	924,943
3,000,000	B.A.T. International Finance p.l.c.
	07/14/14, 0.22%	2,999,762
2,500,000	Diageo Capital plc 07/15/14, 0.24%	2,499,767
2,120,000	Southern Company Funding Corporation
	07/15/14, 0.20%	2,119,835
1,000,000	Hitachi Capital America Corp.
	07/16/14, 0.30%	999,875
1,125,000	Valspar Corporation (The)
	07/16/14, 0.21%	1,124,902
1,025,000	CBS Corporation 07/17/14, 0.23%	1,024,895
2,000,000	Integrys Energy Group, Inc.
	07/17/14, 0.22%	1,999,804
825,000	Bemis Company, Inc. 07/18/14, 0.24%	824,906
2,500,000	Pentair Finance S.A. 07/18/14, 0.28%	2,499,669
1,000,000	Bemis Company, Inc. 07/21/14, 0.23%	999,872
1,500,000	Southern Power Company 07/21/14, 0.21%	1,499,825
1,000,000	SABMiller Holdings Inc. 07/22/14, 0.24%	999,860
1,875,000	Hitachi America Capital, Ltd.

	07/23/14, 0.27%	1,874,691
$1,500,000	Bemis Company, Inc. 07/24/14, 0.24%	1,499,770
1,750,000	Nissan Motor Acceptance Corporation
	07/25/14, 0.22%	1,749,743
625,000	Nissan Motor Acceptance Corporation
	07/28/14, 0.20%	624,906
1,000,000	Time Warner Cable Inc. 07/28/14, 0.25%	999,813
1,975,000	SABMiller Holdings Inc.
	07/30/14, 0.24%	1,974,618
400,000	Prudential plc 08/26/14, 0.20%	399,876
		------------
		41,741,043
		------------
	Variable Rate Security - 0.29%
2,028,195	Fidelity Institutional Money Market
	Fund - Class I	2,028,195
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $43,769,238)	43,769,238
		------------
	TOTAL INVESTMENTS
	(cost $410,661,319) - 100.01%	700,588,013
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.01)%	(58,987)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	700,529,026
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2014, investment cost for federal tax purposes was $410,786,370 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$292,077,285
Unrealized depreciation	(2,275,642)
------------
Net unrealized appreciation	$289,801,643
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 - quoted prices in active markets for identical investments

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$656,818,775
Variable Rate Security	2,028,195
Level 2 -
Commercial Paper	41,741,043
Level 3 -
None	--
------------
Total	$700,588,013
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/21/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/21/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/21/2014